Long-term Investments - Additional Information (Details) $ in Millions	9 Months Ended
Sep. 30, 2023 USD ($)
INMYSHOW
Long-term Investments
Fair value change gain (loss)	$ 9.1
Didi
Long-term Investments
Fair value change gain (loss)	$ 1.5